Long-term investment - Additional Information (Details)	1 Months Ended		6 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Total assets			$ 61,346,589		$ 59,205,893
Total liabilities			10,654,875		$ 13,640,721
Net (loss)/income			(43,364)	$ 4,392,693
Medical Star
Schedule of Equity Method Investments [Line Items]
Total assets			266,579
Total liabilities			32,380
Net (loss)/income			9,484
Total cash consideration	$ 308,385	¥ 2,000,000	$ 308,385
Percentage of shareholding interests acquired	20.00%	20.00%